Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation
6.	Stock-based Compensation

The Company recognized stock-based compensation as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands)		(In thousands)
Research and development	$1,935	$1,276	$5,515	$2,520
General and administrative	2,169	704	5,528	1,745

Total stock-based compensation	$4,104	$1,980	$11,043	$4,265

Restricted Common Stock

Activity for the restricted common stock is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted common stock as of December 31, 2018	1,917,848	$6.95
Vested	(669,125)	6.95
Forfeited	(56,973)	6.95

Unvested restricted common stock as of September 30, 2019	1,191,750	$6.95

As of September 30, 2019, total unrecognized stock-based compensation related to unvested restricted common stock was $5.4 million, which the Company expects to recognize over a remaining weighted-average period of 1.7 years.

2019 Equity Incentive Plan

On February 6, 2019, the Company adopted the 2019 Equity Incentive Plan (“2019 Plan”) under which the Board may issue incentive stock options, nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units, and performance shares to the Company’s employees, directors, and consultants. The Company initially reserved for issuance 7,688,156 shares of common stock pursuant to the 2019 Plan. The Company’s 2017 Stock Option and Grant Plan (“2017 Plan”) was terminated; however, shares subject to awards granted under it will continue to be governed by the 2017 Plan. Shares reserved for issuance but not issued pursuant to, or not subject to, awards granted under the 2017 Plan were added to the available shares in the 2019 Plan. Shares subject to awards granted under the 2017 Plan that are repurchased by, or forfeited to, the Company will also be reserved for issuance under the 2019 Plan. The board of directors, or a committee appointed by the board of directors, has the authority to determine to whom options or shares will be granted, the number of shares, the term, and the exercise price. If an individual owns stock representing 10% or more of the outstanding shares, the exercise price of each share shall be at least 110% of the fair market value and the term of the award shall not exceed than five years. All other options granted under the 2019 Plan must have an exercise price at least equal to the fair market value on the date of grant and have a term not to exceed ten years. The shares generally vest over a four-year period with straight-line vesting and a 25% one-year cliff. As of September 30, 2019, the Company had reserved 12,829,863 shares of common stock for issuance under the 2019 Plan, of which 6,911,739 shares were available for issuance.

Activity for the options to purchase common stock shown below (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	5,063,688	$8.94	9.6	$6,067
Granted	1,133,100	19.17
Exercised	(100,016)	7.89
Forfeited	(178,648)	11.52

Outstanding as of September 30, 2019	5,918,124	$10.84	9.0	$26,336

Exercisable as of September 30, 2019	891,664	$8.69	8.8	$5,296

Vested and expected to vest as of September 30, 2019	5,918,124	$10.84	9.0	$26,336

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for stock options that were in-the-money. As of September 30, 2019, total unrecognized stock-based compensation related to unvested stock options was $34.6 million, which the Company expects to recognize over a remaining weighted-average period of 2.8 years.

2019 Employee Stock Purchase Plan

On February 6, 2019, the Company adopted the 2019 Employee Stock Option Plan (“2019 ESPP”). The 2019 ESPP will enable eligible employees of the Company to purchase shares of common stock at a discount. The Company has reserved for issuance 1,478,492 shares of common stock pursuant to the 2019 ESPP. The initial offering period began upon completion of the IPO on February 7, 2019 and will end on the last trading day on or before December 1, 2019. Each subsequent offering period will be approximately six months long. ESPP participants will purchase shares of common stock at a price per share equal to 85% of the lesser of (1) the fair market value per share of the common stock on the first trading day of the offering period or (2) the fair market value of the common stock on the purchase date.

7.	Stock-based Compensation

The Company recognized stock-based compensation as follows:

	Year Ended December 31,
	2018	2017	2016
	(In thousands)
Research and development	$4,195	$4,392	$1,727
General and administrative	2,730	962	236

Total stock-based compensation	$6,925	$5,354	$1,963

Determination of Fair Value

The estimated grant-date fair value of all the Company’s profit interest units and options to purchase common stock was calculated using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected term (in years)	5.1 – 6.1	6.0 – 10.0	6.1 – 10.0
Expected volatility	73 – 81%	75%	77%
Risk-free interest rate	2.5 – 3.1%	1.9 – 2.4%	1.2 – 2.5%
Dividend yield	0%	0%	0%

The fair value of each profit interest unit and stock option was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

Expected Term — The expected term represents the period that stock-based awards are expected to be outstanding. The Company’s profit interest units did not have a contractual term. However, there is a constructive maturity of the profit interest units based on the expected exit or liquidity scenarios for the Company. The Company’s historical share option exercise is limited due to a lack of sufficient data points and did not provide a reasonable basis upon which to estimate an expected term. The expected term was derived by using the simplified method which uses the midpoint between the average vesting term and the contractual expiration period of the stock-based award.

Expected Volatility — The Company has limited information on the volatility of profit interest units and stock options as the shares were not actively traded on any public markets prior to February 7, 2019. The expected volatility was derived from the historical stock volatilities of comparable peer public companies within its industry. These companies are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the profit interest units’ and stock options’ expected term.

Expected Dividend Rate — The expected dividend is zero as the Company has not paid nor does it anticipate paying any dividends on its common stock underlying its stock options in the foreseeable future.

Profit Interest Units

The profit interest units have a “strike price” and are economically similar to a stock option with an exercise price. In the event of a distribution by the Company, the proceeds distributed to the holder would be reduced by the strike price. Profit interest units generally vest 25% after one-year with the remainder vesting quarterly over the following three-year period.

Activity for the profit interest units is shown below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested as of December 31, 2016	1,205,563	1.72
Granted	2,483,500	4.76
Vested	(363,387)	1.89
Cancelled/forfeited	(8,338)	1.17
Exchange of unvested profit interest units for restricted common stock upon the Conversion	(3,317,338)	3.98

Unvested as of December 31, 2017	—	—

As discussed in Note 1, on October 12, 2017, the profit interest units were all converted to common stock upon the Conversion.

Restricted Units and Restricted Common Stock

The restricted units have no strike price and generally vest 25% upfront with the remainder vesting quarterly over a four-year period. The restricted units converted into restricted common stock upon the Conversion in October 2017.

Activity for the restricted units is shown below:

	Number of Units	Weighted Average Grant Date Fair Value per Unit
Unvested restricted units as of December 31, 2016	1,480,199	0.26
Vested prior to conversion from LLC to corporation	(1,277,275)	0.09
Exchange of unvested restricted units for restricted common stock upon the Conversion	(202,924)	1.33

Unvested restricted units as of December 31, 2017	—	—

Activity for the restricted common stock is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted common stock as of December 31, 2016	—	$—
Exchange of unvested profit interest units for restricted common stock upon the Conversion	3,165,350	6.95
Exchange of unvested restricted units for restricted common stock upon the Conversion	202,924	6.95
Vested	(170,227)	6.95
Cancelled/forfeited	(49,234)	6.95

Unvested restricted common stock as of December 31, 2017	3,148,813	6.95
Vested	(1,219,641)	6.95
Cancelled/forfeited	(11,324)	6.95

Unvested restricted common stock as of December 31, 2018	1,917,848	6.95

In the Conversion, the profit interest units and restricted units were cancelled and replaced with replacement awards. The profit interest units were replaced on a net issuance basis and the restricted units were replaced on a 1-for-1 basis. Unvested units were replaced with restricted common stock and vested units were replaced with common stock. The grant date fair value of the replacement awards was determined to be the fair value of the common stock on the date of the Conversion. The Company’s outstanding common stock, as presented, includes shares which are subject to repurchase.

The fair value of shares vested during the year ended December 31, 2018, 2017, and 2016, was $10.5 million, $9.1 million, and $4.1 million, respectively. As of December 31, 2018, total unrecognized stock-based compensation related to unvested restricted common stock issued to employees was $8.5 million, which the Company expects to recognize over a remaining weighted-average period of 2.4 years.

2017 Stock Option and Grant Plan

On October 13, 2017, the Company adopted the 2017 Stock Option and Grant Plan (“2017 Plan”) under which the Board may issue stock options, restricted stock awards, unrestricted stock awards, and restricted stock units to employees, directors, and consultants. The board of directors has the authority to determine to whom options or stock will be granted, the number of shares, the term, and the exercise price. If an individual owns stock representing 10% or more of the outstanding shares, the price of each share shall be at least 110% of the fair market value. Options granted under the 2017 Plan have a term of up to ten years and generally vest over a four-year period with straight-line vesting and a 25% one-year cliff. As of December 31, 2018, the Company had reserved 8,899,858 shares of common stock for issuance under the 2017 Plan, of which 121,062 shares were available for issuance.

Activity for the options to purchase common stock shown below (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2016	—	$—
Granted	22,500	6.95

Outstanding as of December 31, 2017	22,500	6.95
Granted	5,063,584	8.94
Cancelled/forfeited	(22,396)	8.01

Outstanding as of December 31, 2018	5,063,688	8.94	9.6	$6,067

Exercisable as of December 31, 2018	273,561	8.09	9.4	$561

Vested and expected to vest as of December 31, 2018	5,063,688	8.94	9.6	$6,067

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for stock options that were in-the-money. As of December 31, 2018, Alector was still not a public company and the latest board-approved stock price of $10.14 was used to estimate the intrinsic value. The fair value of shares vested during the year ended December 31, 2018, was $2.5 million. As of December 31, 2018, total unrecognized stock-based compensation related to unvested stock options was $28.9 million, which the Company expects to recognize over a remaining weighted-average period of 3.6 years.